ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) - property		6 Months Ended
	Apr. 28, 2018	Jun. 30, 2025	May 20, 2022	Jun. 15, 2021	Oct. 28, 2020	Feb. 09, 2018
ORGANIZATION AND DESCRIPTION OF BUSINESS
Number of real estate property acquired		2
Mansions Estate Agent Ltd
ORGANIZATION AND DESCRIPTION OF BUSINESS
Equity interests held		100.00%
MDJM UK | Mansions Estate Agent Ltd
ORGANIZATION AND DESCRIPTION OF BUSINESS
Equity interests held			41.00%	51.00%
Ocean Tide Wealth Limited | Mansions Estate Agent Ltd
ORGANIZATION AND DESCRIPTION OF BUSINESS
Equity interests held				41.00%
Mingda Beijing | Mansions Estate Agent Ltd
ORGANIZATION AND DESCRIPTION OF BUSINESS
Equity interests held			8.00%	8.00%
MDJM Hong Kong
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership interest held						100.00%
MDJM UK
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership interest held					100.00%
Mingda Tianjin | Mingda Beijing | Exclusive Business Cooperation Agreement
ORGANIZATION AND DESCRIPTION OF BUSINESS
Ownership percent of variable interest entity	100.00%
Term of the business agreement	10 years